Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization

NOTE 1. ORGANIZATION

NexCore Healthcare Capital Corp provides comprehensive healthcare solutions to hospitals, healthcare systems and physician partners across the United States by providing a full spectrum of strategic and operational consulting, development, acquisition, financing, leasing and asset and property management services within the healthcare industry. We primarily focus on serving and advising our clients with planning and developing outpatient service facilities that target operational efficiencies and lower the cost of delivering healthcare services. We have historically been active in a wide range of healthcare project types, including medical office buildings, medical services buildings, outpatient centers of excellence, freestanding emergency departments, wellness centers, and multi-specialty and single-specialty physician group facilities. In addition, we have been leveraging our extensive network of healthcare industry relationships to focus on post-acute care projects including skilled nursing, assisted living and rehabilitation facilities. Based upon regulatory healthcare initiatives and the continual need to lower the cost of healthcare services, we believe that these will be high growth markets for the foreseeable future. Our majority owned subsidiary, NexCore Group LP, was formed in 2004.

As used herein, “the Company,” “we,” “our” and “us” refer to NexCore Healthcare Capital Corp and its consolidated subsidiaries, except where the context otherwise requires.

NOTE 1. ORGANIZATION

NexCore Healthcare Capital Corp (formerly CapTerra Financial Group, Inc.) provides comprehensive healthcare facility solutions to hospitals, healthcare systems and physician partners across the United States by providing a full spectrum of strategic and operational consulting, development, acquisition, financing, leasing and asset and property management services within the healthcare industry. The Company primarily focuses on serving and advising clients with planning and developing outpatient service facilities that target operational efficiencies and lower the cost of delivering healthcare services. The specific project types include on-campus and off-campus, multi-suite medical office and medical services buildings; post-acute care, assisted living and memory care facilities; hospital-sponsored, free-standing satellite emergency department facilities; medical malls; multi-specialty physician group practices; outpatient care centers; and single-specialty centers. Specialty hospitals focused on surgery or rehabilitation are also potential clients, provided that rigorous standards are being met and that such projects are not competitive with potential hospital and healthcare system clients.

NexCore Group LP was originally created in 2004 to provide solutions to hospitals and healthcare systems through a national platform focused on strategic and operational consulting, development, acquisitions, financing, leasing, and asset and property management services within the healthcare real industry.

On September 29, 2010, CapTerra Financial Group, Inc. (“CapTerra”) completed a business combination with NexCore Group LP. In connection with this business combination (the “Acquisition,”) CapTerra’s former operations were discontinued and the Company continued NexCore Group LP’s existing business as a national leader in the field of healthcare real estate development and management. NexCore Group LP was originally created in 2004 to provide real estate solutions to hospitals and healthcare systems through a national platform for the development, ownership and management of healthcare real estate. During 2011, CapTerra changed its name to NexCore Healthcare Capital Corp. See additional information in Note 3.

On April 1, 2011, the Company changed its state of incorporation from Colorado to Delaware in a transaction we refer to as the “Reincorporation.” The Reincorporation did not affect any of our contracts with third parties, result in any change in headquarters, business, jobs, or management, result in any change in the location of any of our offices or facilities, or materially affect our assets, liabilities or net worth.

As used herein, “NexCore,” “the Company,” “we,” “our” and “us” refer to NexCore Healthcare Capital Corp and its consolidated subsidiaries, including NexCore Group LP, except where the context otherwise requires.